Cash - Schedule of Cash (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and Cash Equivalents [Abstract]
Cash on hand	$ 3,038	$ 972
Cash in banks	1,877,387	454,229
Total cash	$ 1,880,425	$ 455,201	$ 4,685